Shareholder Fees - 1290 High Yield Bond Fund	Mar. 01, 2021 USD ($)
Class A Shares
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.50%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]
Maximum Account Fee	$ 25
Class T Shares
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage)	none
Maximum Account Fee	$ 25
Class I Shares
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none
Maximum Account Fee	$ 25
Class R Shares
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none
Maximum Account Fee	$ 25

[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.